Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of the Income Tax Expense Determined at the PRC Statutory Income Tax Rate

Composition of income tax expense for the periods presented are as follows:

	For the Six Months Ended December 31,
	2025	2024
	US$	US$
Income before income tax expense	109,509	132,180
Deferred income tax expense/(benefit)	(32,232)	-

Total	77,277	132,180

For the years ended June 30, 2025, 2024 and 2023, the income tax rate of the Group’s PRC subsidiaries is 25%.

	For the years ended June 30,
	2025	2024	2023
	US$	US$	US$

Current tax expense	431,139	114,958	1,767
Deferred tax expense	-	-	-

Income tax expenses	431,139	114,958	1,767

Schedule of Reconciliation of the Income Tax Expense Determined at the PRC Statutory Income Tax Rate

Reconciliation of the income tax expense computed by applying the Hong Kong statutory profits tax rate of 16.5% to the Group’s income (loss) before income taxes for the six months ended December 31, 2024 is as follows:

For the Six Months Ended December 31, 2024
US$

Income before income tax expense	930,459
Hong Kong statutory profits tax rate	16.50%
Income tax at PRC statutory income tax rate	153,526
Difference due to preferential tax	(21,346)
Income tax expense	132,180

A reconciliation of the income tax expense determined at the PRC statutory income tax rate to the Group’s actual income tax expense is as follows:

	For the years ended June 30,
	2025	2024	2023
	US$	US$	US$

Income before income tax expense	1,908,945	817,562	15,789
PRC statutory income tax rate	25%	25%	25%
Income tax at PRC statutory income tax rate	477,236	204,390	3,947
Difference due to preferential tax	(240,772)	(89,432)	(2,180)
Difference due to discontinue subsidiary	194,675	-	-
Income tax expense	431,139	114,958	1,767

Schedule of Profit or Loss Before Income Tax

Composition of profit or loss before income tax for the periods presented by jurisdictions is as follows:

	For the Six Months Ended December 31,
	2025	2024
	US$	US$
Hong Kong, PRC	1,052,275	929,508
Other jurisdictions	1,184,485	951

Total	(132,210)	930,459

Schedule of Reconciliation Between Statutory Tax Rate and Effective Tax Rate

In accordance with the updated requirements of ASU 2023 - 09, reconciliation between the statutory tax rate and the Group’s effective tax rate for the year ended December 31, 2025 is as follows:

	For the Six Months Ended December 31, 2025 US$
	Amount	Percent

Profit before income taxes	(132,210)
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%	(21,816)	16.5%
Foreign tax effects	195,187	(147.6)%
Nontaxable or nondeductible items	(43,602)	33.0%
Other adjustments
Two-tiered profits tax relief	(21,156)	16.0%
Changes in valuation allowance	(31,336)	23.7%

Income tax expense	77,277	(58.5)%

Schedule of Deferred Tax Assets and Liabilities

The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2025	2024
Deferred tax assets	US$	US$
Allowance against receivables	32,070	-
Lease liability	47,697	-
Net operating loss carry-forwards	330	-
Less: Valuation allowance	(330)	-
Subtotal	79,767	-

Deferred tax liabilities
Right-of-use assets	(47,470)	-
Subtotal	(47,470)	-
Total deferred tax assets, net	32,297	-